Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Table Text Block
Results of Operations and Total Assets
December 31, 2020
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,593,599	$302,517	$11
Provision for credit losses		210,955	81,486	-
Non-interest income		445,893	24,285	(553)
Amortization of intangibles		5,634	665	-
Depreciation expense		47,890	9,558	-
Other operating expenses		1,169,816	228,406	(544)
Income tax expense		106,211	7,411	-
Net income (loss)		$498,986	$(724)	$2
Segment assets		$55,353,626	$10,255,954	$(33,935)

December 31, 2020
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,896,127	$(39,514)	$-	$1,856,613
Provision for credit losses	292,441	95	-	292,536
Non-interest income	469,625	46,442	(3,755)	512,312
Amortization of intangibles	6,299	98	-	6,397
Depreciation expense	57,448	1,004	-	58,452
Other operating expenses	1,397,678	(1,212)	(3,486)	1,392,980
Income tax expense (benefit)	113,622	(1,560)	(124)	111,938
Net income	$498,264	$8,503	$(145)	$506,622
Segment assets	$65,575,645	$5,214,439	$(4,864,084)	$65,926,000
December 31, 2019
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,633,950	$295,470	$(51)
Provision for credit losses		135,495	30,028	-
Non-interest income		506,739	23,160	(561)
Amortization of intangibles		8,610	664	-
Depreciation expense		49,058	8,263	-
Other operating expenses		1,208,458	205,219	(547)
Income tax expense		129,145	19,164	-
Net income		$609,923	$55,292	$(65)
Segment assets		$41,756,864	$10,056,316	$(18,576)

December 31, 2019
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,929,369	$(37,675)	$-	$1,891,694
Provision for credit losses	165,523	256	-	165,779
Non-interest income	529,338	43,901	(3,356)	569,883
Amortization of intangibles	9,274	96	-	9,370
Depreciation expense	57,321	746	-	58,067
Other operating expenses	1,413,130	55	(3,140)	1,410,045
Income tax expense (benefit)	148,309	(1,041)	(87)	147,181
Net income	$665,150	$6,114	$(129)	$671,135
Segment assets	$51,794,604	$5,228,276	$(4,907,556)	$52,115,324
December 31, 2018
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,482,178	$304,576	$(2)
Provision for credit losses		198,442	29,881	-
Non-interest income		592,938	19,988	(560)
Amortization of intangibles		8,620	665	-
Depreciation expense		43,504	9,053	-
Other operating expenses		1,073,012	182,154	(546)
Income tax expense		121,195	25,294	-
Net income		$630,343	$77,517	$(16)
Segment assets		$38,037,696	$9,381,636	$(114,923)

December 31, 2018
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,786,752	$(51,875)	$-	$1,734,877
Provision (reversal) for credit losses	228,323	(251)	-	228,072
Non-interest income	612,366	42,914	(2,786)	652,494
Amortization of intangibles	9,285	41	-	9,326
Depreciation expense	52,557	743	-	53,300
Loss on early extinguishment of debt	-	12,522	-	12,522
Other operating expenses	1,254,620	94,640	(2,846)	1,346,414
Income tax expense (benefit)	146,489	(26,947)	37	119,579
Net income (loss)	$707,844	$(89,709)	$23	$618,158
Segment assets	$47,304,409	$5,099,491	$(4,799,323)	$47,604,577
December 31, 2020
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$653,091	$927,165	$13,343	$-	$1,593,599
Provision for credit losses	47,905	163,050	-	-	210,955
Non-interest income	100,329	249,464	97,443	(1,343)	445,893
Amortization of intangibles	197	3,609	1,828	-	5,634
Depreciation expense	20,488	26,746	656	-	47,890
Other operating expenses	303,534	782,521	85,122	(1,361)	1,169,816
Income tax expense (benefit)	104,617	(5,934)	7,528	-	106,211
Net income	$276,679	$206,637	$15,652	$18	$498,986
Segment assets	$49,806,766	$29,000,270	$2,218,444	$(25,671,854)	$55,353,626
December 31, 2019
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$619,926	$1,009,196	$4,828	$-	$1,633,950
Provision (reversal) for credit losses	(46,099)	181,594	-	-	135,495
Non-interest income	99,758	303,268	106,218	(2,505)	506,739
Amortization of intangibles	195	4,294	4,121	-	8,610
Depreciation expense	20,024	28,411	623	-	49,058
Other operating expenses	309,762	835,582	65,631	(2,517)	1,208,458
Income tax expense	104,636	11,999	12,510	-	129,145
Net income	$331,166	$250,584	$28,161	$12	$609,923
Segment assets	$34,340,842	$23,976,004	$380,557	$(16,940,539)	$41,756,864
December 31, 2018
Banco Popular de Puerto Rico
		Consumer	Other	Eliminations	Total Banco
	Commercial	and Retail	Financial	and Other	Popular de
(In thousands)	Banking	Banking	Services	Adjustments [1]	Puerto Rico
Net interest income	$584,293	$892,735	$5,201	$(51)	$1,482,178
Provision for credit losses	105,604	92,838	-	-	198,442
Non-interest income	84,762	311,775	95,199	101,202	592,938
Amortization of intangibles	208	4,275	4,137	-	8,620
Depreciation expense	17,668	25,222	614	-	43,504
Other operating expenses	276,158	718,990	71,344	6,520	1,073,012
Income tax expense	76,255	100,925	7,903	(63,888)	121,195
Net income	$193,162	$262,260	$16,402	$158,519	$630,343
Segment assets	$27,712,852	$22,712,950	$376,992	$(12,765,098)	$38,037,696
[1]

Includes the impact of the Termination Agreement with the FDIC and the Tax Closing Agreement entered into in connection with the FDIC transaction. These transactions resulted in a gain of $102.8 million reported in the non-interest income line, other operating expenses of $8.1 million and a net tax benefit of $63.9 million. Refer to Note 34 to the Consolidated Financial Statements for additional information.

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area
(In thousands)	2020	2019	2018
Revenues:[1]
Puerto Rico	$1,921,207	$2,016,089	$1,953,671
United States	376,529	371,368	357,680
Other	71,189	74,120	76,020
Total consolidated revenues	$2,368,925	$2,461,577	$2,387,371
[1]

Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) on sale of debt securities, net gain (loss), including impairment on equity securities, net profit (loss) on trading account debt securities, net gain on sale of loans, including valuation adjustments on loans held-for-sale, adjustments (expense) to indemnity reserves on loans sold, FDIC loss-share income and other operating income.

Selected Balance Sheet Information
(In thousands)	2020	2019	2018
Puerto Rico
Total assets	$54,143,954	$40,544,255	$36,863,930
Loans	20,413,112	18,989,286	18,837,742
Deposits	47,586,880	34,664,243	31,237,529
United States
Total assets	$10,878,030	$10,693,536	$9,847,944
Loans	8,396,983	7,819,187	7,034,075
Deposits	7,672,549	7,664,792	6,878,599
Other
Total assets	$904,016	$877,533	$892,703
Loans	674,556	657,603	687,494
Deposits [1]	1,606,911	1,429,571	1,593,911
[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.